Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue Recognition
Schedule of disaggregated revenue under ASC 606

	Three Months Ended March 31, 2021
		Fleet
	Vehicle Sales	Management	Total
Retail vehicle sales	$50,383	$—	$50,383
Wholesale vehicle sales	4,568	—	4,568
Finance and insurance, net	1,554	—	1,554
Lease income, net	—	107	107
Total Revenues	$56,505	$107	$56,612

	Three Months Ended March 31, 2020
		Fleet
	Vehicle Sales	Management	Total
Retail vehicle sales	$21,042	$—	$21,042
Wholesale vehicle sales	3,311	—	3,311
Finance and insurance, net	892	—	892
Lease income, net	—	145	145
Total Revenues	$25,245	$145	$25,390

	2020
		Fleet
	Vehicle Sales	Management	Total
Retail vehicle sales	$104,253	$—	$104,253
Wholesale vehicle sales	9,984	—	9,984
Finance and insurance, net	3,898	—	3,898
Lease income, net	—	490	490
Total Revenues	$118,135	$490	$118,625

	2019
		Fleet
	Vehicle Sales	Management	Total
Retail vehicle sales	$90,382	$—	$90,382
Wholesale vehicle sales	8,454	—	8,454
Finance and insurance, net	3,117	—	3,117
Lease income, net	—	533	533
Total Revenues	$101,953	$533	$102,486

	2018
		Fleet
	Vehicle Sales	Management	Total
Retail vehicle sales	$53,448	$—	$53,448
Wholesale vehicle sales	3,153	—	3,153
Finance and insurance, net	1,608	—	1,608
Lease income, net	—	142	142
Total Revenues	$58,209	$142	$58,351

Schedule of revenues and cost of sales for retail and wholesale vehicle sales

The following table summarizes revenues and cost of sales for retail and wholesale vehicle sales for the three months ended March 31, 2021 and 2020:

	2021	2020
Retail vehicles:
Retail vehicle sales	$50,383	$21,042
Retail vehicle cost of sales	48,917	19,555
Gross Profit – Retail Vehicles	$1,466	$1,487
Wholesale vehicles:
Wholesale vehicle sales	$4,568	$3,311
Wholesale vehicle cost of sales	5,687	3,363
Gross Profit – Wholesale Vehicles	$(1,119)	$(52)

	2020	2019	2018
Retail vehicles:
Retail vehicle sales	$104,253	$90,382	$53,448
Retail vehicle cost of sales	96,983	84,534	48,523
Gross Profit – Retail Vehicles	$7,270	$5,848	$4,925
Wholesale vehicles:
Wholesale vehicle sales	$9,984	$8,454	$3,153
Wholesale vehicle cost of sales	10,386	9,246	4,185
Gross Profit – Wholesale Vehicles	$(402)	$(792)	$(1,032)